UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES - Impact of Pricing (Details)	12 Months Ended
	Dec. 31, 2018 $ / Mcf $ / bbl	Dec. 31, 2017 $ / Mcf $ / bbl	Dec. 31, 2016 $ / Mcf $ / bbl
Oil
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Average prices	66.34	52.60	42.02
Natural gas
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Average prices | $ / Mcf	3.50	3.17	1.22
NGL
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Average prices	28.15	22.47	14.55